LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

SUPPLEMENT DATED AUGUST 16, 2018

TO THE STATUTORY PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

Effective on or about September 17, 2018, the funds listed in Schedule A will no longer use DST Asset Manager Solutions, Inc. as a transfer agent (as applicable) and will be fully converted to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”). Accordingly, each fund’s current statutory prospectus and statement of additional information is supplemented with the following:

1)

Effective on or about September 17, 2018, the contact information (if any) in each of the sections of the statutory prospectus titled “Buying shares—Through a fund”, “Exchanging shares—By mail” and “Redeeming shares—By mail” is hereby replaced with the following contact information (for all applicable share classes):

a) For Western Asset Money Market Funds:

Regular Mail:
Western Asset Money Market Funds
P.O. Box 9699
Providence, RI 02940-9699

Express, Certified or Registered Mail:
Western Asset Money Market Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

b) For Western Asset Short Term Yield Fund:

Regular Mail:
Legg Mason Funds
P.O. Box 9699
Providence, RI 02940-9699

Express, Certified or Registered Mail:
Legg Mason Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

2)

Effective on or about September 17, 2018, the following paragraph replaces the corresponding paragraph(s) with respect to the transfer agent(s) in the section of each fund’s statement of additional information titled “Custodian and Transfer Agent(s)”, as applicable:

BNY Mellon Investment Servicing (US) Inc. (“BNY”), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the transfer agent for the funds. Under the transfer agency agreement with BNY, BNY maintains the shareholder account records for the funds, handles certain communications between shareholders of the funds and distributes dividends and distributions payable by the funds with respect to their shares. For these services, BNY receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each fund during the month and is reimbursed for out-of-pocket expenses.

SCHEDULE A

Fund	Date of Statutory Prospectus and Statement of Additional Information (as applicable)
LEGG MASON PARTNERS INCOME TRUST
Western Asset Short Term Yield Fund	November 28, 2017

LEGG MASON PARTNERS INSTITUTIONAL TRUST
Western Asset Institutional Government Reserves	December 27, 2017
Western Asset Institutional Liquid Reserves	December 27, 2017
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 27, 2017
Western Asset Institutional U.S. Treasury Reserves	December 27, 2017
Western Asset Select Tax Free Reserves	December 27, 2017

LEGG MASON PARTNERS MONEY MARKET TRUST
Western Asset Government Reserves	December 27, 2017
Western Asset New York Tax Free Money Market Fund	December 27, 2017
Western Asset Prime Obligations Money Market Fund	December 27, 2017
Western Asset Tax Free Reserves	December 27, 2017
Western Asset U.S. Treasury Reserves	December 27, 2017

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST
Western Asset Premium Liquid Reserves	December 27, 2017
Western Asset Premium U.S. Treasury Reserves	December 27, 2017

Please retain this supplement for future reference.

WASX470917

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